Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock Options [Abstract]
Schedule of stock option activity
Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	271,839	$0.0001	—
Granted	6,667	$0.001	—
Exercised	—	$—	—
Forfeited	—	$—	—
Options outstanding September 30, 2019	278,506	$0.0001	$3,340,872
Shares exercisable at September 30, 2019	55,257	$0.0001	$662,843

For the year ended December 31, 2018
Stock Options	Shares	Weighted Average Exercise Price
Options outstanding at January 1	-	$-
Granted	271,839	$0.0001
Exercised	-	$-
Forfeited	-	$-
Options outstanding December 31	271,839	$0.0001
Shares exercisable at December 31	-	$-